Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventory
The Group’s inventory primarily consisted of vehicles as follows:

	As of December 31,
	2024	2023
Work in progress	—	32
Finished goods and goods for resale	1,191,047	1,070,897
Provision for impairment	(111,686)	(143,243)
Total	$1,079,361	$927,686